Stock-Based Compensation	6 Months Ended
Jun. 30, 2022
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation
16.	Stock-Based Compensation

2021 Stock Option Plan

In January 2022, the Company’s Board of Directors approved the 2021 Stock Option and Incentive Plan (the “2021 Plan”), which supersedes the 2016 Stock Option and Grant Plan and the 2006 Stock Incentive Plan and provides for the grant of incentive stock options, nonqualified stock options, restricted stock awards and restricted stock units to employees, directors, and nonemployees of the Company. The 2021 Plan was authorized initially to issue 9,583,570 shares, plus on January 1, 2023 and each January 1 thereafter, the number of shares of Stock reserved and available for issuance under the Plan shall be cumulatively increased by 4 percent of the number of shares of Stock issued and outstanding on the immediately preceding December 31. Under the 2021 Plan, 2,370,188 shares remained available for issuance at June 30, 2022.

Options and restricted stock awards generally vest based on the grantee’s continued service with the Company during a specified period following a grant as determined by the Board of Directors and expire ten years from the grant date. In general, awards typically vest in three to four years, but vesting conditions can vary based on the discretion of the Company’s Board of Directors.

The fair value of the options is estimated at the grant date using Black-Scholes and recognized over the vesting period, taking into account the terms and conditions upon which options are granted. The fair value of restricted stock awards is the fair value at the date of grant reduced by the exercise price of the award, if any. The fair value of both options and restricted stock awards are amortized on a straight-line basis over the requisite service period of the awards.

Stock-based compensation expense is summarized for employees and nonemployees, by category in the accompanying condensed consolidated statements of operations as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$3,008	$494	$8,073	$1,061
Selling, general and administrative	4,968	1,145	13,892	2,033
Total	$7,976	$1,639	$21,965	$3,094

Stock Option Activity

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2022:

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2021	4,889,820	$10.39	6.17	$54,449
Retroactive application of reverse recapitalization	7,784,666	(6.38)
Adjusted and Outstanding at December 31, 2021	12,674,486	$4.01	6.17	$54,449
Granted	2,658,185	$3.35
Exercised	(162,064)	$0.68
Forfeited - unvested	(17,281)	$5.56
Forfeited - vested	(63,718)	$4.31
Expired	(456,534)	$1.23
Outstanding at June 30, 2022	14,633,074	$4.01	6.66	$840
Exercisable at June 30, 2022	9,780,237	$3.81	5.43	$840
Vested and Expected to Vest at June 30, 2022	14,633,074	$4.01	6.66	$840

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the common stock. The total fair value of options vested during the six months ended June 30, 2022 was $2.4 million.

The fair value of each option issued was estimated at the date of grant using Black-Scholes with the following weighted-average assumptions:

Six Month
Ended
June 30, 2022
Market price of common stock	$3.35
Expected volatility	72.4%
Expected term (in years)	6.1
Risk-free interest rate	1.7%
Expected dividend yield	0.0%

The weighted-average grant date fair value of stock options granted during the six months ended June 30, 2022 was $2.17. At June 30, 2022 and December 31, 2021, there was $13.7 million and $8.7 million, respectively, of unrecognized compensation cost related to unvested stock option grants under the 2021 Plan, which was expected to be recognized over a weighted-average period of 2.4 and 2.2 years, respectively.

Restricted Stock Unit (“RSU”) Activity

The following table summarizes the Company’s RSU activity during the six months ended June 30, 2022:

		Weighted-
		Average Grant Date
	Number of RSUs	Fair Value
Outstanding and Unvested at December 31, 2021	313,354	$21.41
Retroactive application of reverse recapitalization	498,868	$(13.15)
Adjusted and Outstanding and Unvested at December 31, 2021	812,222	$8.26
Granted	4,555,197	$3.46
Vested	(17,654)	$8.26
Forfeited	—
Outstanding and Unvested at June 30, 2022	5,349,765	$4.18

Each RSU entitles the holder to one share of common stock on vesting and the RSU awards are based on a cliff vesting schedule over requisite service periods in which the Company recognizes compensation expense for the RSUs. Vesting of the RSUs is subject to the satisfaction of certain service and or certain performance conditions. The Company recognizes the estimated grant date fair value of these awards as stock-based compensation expense over the service and or performance periods based upon its determination of whether it is probable that the service and or performance conditions will be achieved. The Company assesses the probability of achieving the service and or performance conditions at each reporting period. Cumulative adjustments, if any, are recorded to reflect subsequent changes in the estimated or actual outcome of service and or performance-related conditions.

At June 30, 2022 and December 31, 2021, unrecognized compensation cost for RSU awards granted totaled $16.0 million and $6.7 million, respectively, which was expected to be recognized over a weighted-average period of 2.8 and 0.9 years, respectively.

Stock-based Compensation
16.	Stock-Based Compensation

2021 Stock Option Plan

In January 2022, the Company’s Board of Directors approved the 2021 Stock Option and Incentive Plan (the “2021 Plan”), which supersedes the 2016 Stock Option and Grant Plan and the 2006 Stock Incentive Plan and provides for the grant of incentive stock options, nonqualified stock options, restricted stock awards and restricted stock units to employees, directors, and nonemployees of the Company. The 2021 Plan was authorized initially to issue 9,583,570 shares, plus on January 1, 2023 and each January 1 thereafter, the number of shares of Stock reserved and available for issuance under the Plan shall be cumulatively increased by 4 percent of the number of shares of Stock issued and outstanding on the immediately preceding December 31. Under the 2021 Plan, 2,370,188 shares remained available for issuance at June 30, 2022.

Options and restricted stock awards generally vest based on the grantee’s continued service with the Company during a specified period following a grant as determined by the Board of Directors and expire ten years from the grant date. In general, awards typically vest in three to four years, but vesting conditions can vary based on the discretion of the Company’s Board of Directors.

The fair value of the options is estimated at the grant date using Black-Scholes and recognized over the vesting period, taking into account the terms and conditions upon which options are granted. The fair value of restricted stock awards is the fair value at the date of grant reduced by the exercise price of the award, if any. The fair value of both options and restricted stock awards are amortized on a straight-line basis over the requisite service period of the awards.

Stock-based compensation expense is summarized for employees and nonemployees, by category in the accompanying condensed consolidated statements of operations as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$3,008	$494	$8,073	$1,061
Selling, general and administrative	4,968	1,145	13,892	2,033
Total	$7,976	$1,639	$21,965	$3,094

Stock Option Activity

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2022:

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2021	4,889,820	$10.39	6.17	$54,449
Retroactive application of reverse recapitalization	7,784,666	(6.38)
Adjusted and Outstanding at December 31, 2021	12,674,486	$4.01	6.17	$54,449
Granted	2,658,185	$3.35
Exercised	(162,064)	$0.68
Forfeited - unvested	(17,281)	$5.56
Forfeited - vested	(63,718)	$4.31
Expired	(456,534)	$1.23
Outstanding at June 30, 2022	14,633,074	$4.01	6.66	$840
Exercisable at June 30, 2022	9,780,237	$3.81	5.43	$840
Vested and Expected to Vest at June 30, 2022	14,633,074	$4.01	6.66	$840

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the common stock. The total fair value of options vested during the six months ended June 30, 2022 was $2.4 million.

The fair value of each option issued was estimated at the date of grant using Black-Scholes with the following weighted-average assumptions:

Six Month
Ended
June 30, 2022
Market price of common stock	$3.35
Expected volatility	72.4%
Expected term (in years)	6.1
Risk-free interest rate	1.7%
Expected dividend yield	0.0%

The weighted-average grant date fair value of stock options granted during the six months ended June 30, 2022 was $2.17. At June 30, 2022 and December 31, 2021, there was $13.7 million and $8.7 million, respectively, of unrecognized compensation cost related to unvested stock option grants under the 2021 Plan, which was expected to be recognized over a weighted-average period of 2.4 and 2.2 years, respectively.

Restricted Stock Unit (“RSU”) Activity

The following table summarizes the Company’s RSU activity during the six months ended June 30, 2022:

		Weighted-
		Average Grant Date
	Number of RSUs	Fair Value
Outstanding and Unvested at December 31, 2021	313,354	$21.41
Retroactive application of reverse recapitalization	498,868	$(13.15)
Adjusted and Outstanding and Unvested at December 31, 2021	812,222	$8.26
Granted	4,555,197	$3.46
Vested	(17,654)	$8.26
Forfeited	—
Outstanding and Unvested at June 30, 2022	5,349,765	$4.18

Each RSU entitles the holder to one share of common stock on vesting and the RSU awards are based on a cliff vesting schedule over requisite service periods in which the Company recognizes compensation expense for the RSUs. Vesting of the RSUs is subject to the satisfaction of certain service and or certain performance conditions. The Company recognizes the estimated grant date fair value of these awards as stock-based compensation expense over the service and or performance periods based upon its determination of whether it is probable that the service and or performance conditions will be achieved. The Company assesses the probability of achieving the service and or performance conditions at each reporting period. Cumulative adjustments, if any, are recorded to reflect subsequent changes in the estimated or actual outcome of service and or performance-related conditions.

At June 30, 2022 and December 31, 2021, unrecognized compensation cost for RSU awards granted totaled $16.0 million and $6.7 million, respectively, which was expected to be recognized over a weighted-average period of 2.8 and 0.9 years, respectively.